Accruals and Other Payables - Schedule of Accruals and Other Payables (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Accrued Liabilities and Other Liabilities [Abstract]
Accruals	$ 1,713,045	$ 218,445	$ 1,148,365
Payroll payable	5,868,593	748,354	3,832,185
VAT payable	3,203,065	408,450	3,195,520
Receipts in advance	1,875,862	239,207	0
Deposit received	5,279,568	673,243	774,081
Others	509,953	65,028	430,130
Total	$ 18,450,086	$ 2,352,727	$ 9,380,281